REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	3 Months Ended
Mar. 31, 2026
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of geographic breakdown of revenues and breakdown of revenues by channel

	For the three months ended March 31,
In millions	2026	2025
Greater China (1)	$644.5	$446.0
Americas (2)	548.8	464.7
EMEA (3)	512.8	404.9
Asia Pacific (4)	239.4	156.9
Total	$1,945.5	$1,472.5
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(1)Consists of Mainland China, Hong Kong, Taiwan and Macau. Revenue generated in Mainland China comprised 31.6% and 28.8% of the total Company revenue for the three months ended March 31, 2026, and 2025, respectively. No other country in the region generated more than 10% of the total Company revenue in any of the periods presented.
(2)Consists of the United States, Canada and other countries in Latin America. Revenue generated in the United States comprised 19.5% and 22.3% of the total Company revenue for the three months ended March 31, 2026, and 2025, respectively. No other country in the region generated more than 10% of the total Company revenue in any of the periods presented.
(3)Consists of Europe, the Middle East and Africa. The revenue generated in this region primarily consists of sales in Germany, France, Austria, the UK, Italy, Sweden, Switzerland, and Spain. No country in the region generated more than 10% of the total Company revenue in any of the periods presented.
(4)Excludes Greater China. The revenue generated in this region primarily consists of sales in Japan, South Korea, Australia and Malaysia in the region. No country in the region generated more than 10% of the total Company revenue in any of the periods presented.

	For the three months ended March 31,
In millions	2026	2025
DTC
Technical Apparel	$648.5	$460.6
Outdoor Performance	285.7	182.1
Ball & Racquet Sports	67.3	49.9
	1,001.5	692.6
Wholesale
Technical Apparel	$236.5	$203.2
Outdoor Performance	427.9	320.3
Ball & Racquet Sports	279.6	256.4
	944.0	779.9

Total	$1,945.5	$1,472.5